Other income/(expenses), net (Tables)	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Disclosure of other income (expenses)
The remaining other income and expenses, net include the following:

	Six months ended June 30,
in € thousand	2025	2024
Research and development tax credit	2,792	3,610
Grant income	1,951	1,822
Gain/(loss) on disposal of fixed assets and intangible assets, net	(230)	48
Gain/(loss) from revaluation of lease agreements	—	723
Taxes, duties, fees, charges, other than income tax	(215)	(171)
Miscellaneous income/(expenses), net	258	324
OTHER INCOME AND EXPENSES, NET	4,555	6,357